UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                   FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANY

                    Investment Company Act file number 811-22185
                                                       ---------

                                  IndexIQ Trust
                ----------------------------------------------------
                 (Exact name of registrant as specified in charter)

                           51 Madison Avenue 4th Floor
                                New York, NY 10010
                          -----------------------------
                 (Address of principal executive offices) (Zip code)

                                  Kirk C. Lehneis
                                IndexIQ Advisors LLC
                            51 Madison Avenue 4th Floor
                                  New York, NY 10010
                          -----------------------------
                       (Name and address of agent for service)

         Registrant's telephone number, including area code: 1-888-474-7725
                                                             --------------

                         Date of fiscal year end: April 30
                                                  --------

               Date of reporting period: July 1, 2017 - June 30, 2018
                                         ----------------------------

       Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                 PROXY VOTING RECORD

                      FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22185
Reporting Period: 07/01/2017 - 06/30/2018
IndexIQ Trust





====================== IQ Hedge Multi-Strategy Plus Fund =======================


RYDEX ETF TRUST

Ticker:       RSP            Security ID:  78355W403
Meeting Date: MAY 01, 2018   Meeting Type: Special
Record Date:  DEC 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


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VANGUARD BOND INDEX FUNDS -VANGUARD TOTAL BOND MARKET II INDEX FUND

Ticker:       BND            Security ID:  921937827
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity


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VANGUARD INDEX FUNDS

Ticker:       VTV            Security ID:  922908595
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity


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VANGUARD INDEX FUNDS

Ticker:       VTV            Security ID:  922908736
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity


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VANGUARD INDEX FUNDS

Ticker:       VTV            Security ID:  922908769
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity


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VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Ticker:       VPL            Security ID:  922042718
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard


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VANGUARD MALVERN FUNDS

Ticker:       VTIP           Security ID:  922020805
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard


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VANGUARD SCOTTSDALE FUNDS

Ticker:       VONG           Security ID:  92206C409
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard

========== END NPX REPORT

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


       Registrant             IndexIQ Trust
                 ---------------------------------------------------------------




       By (Signature and Title)*    /s/ Kirk C. Lehneis
                                ------------------------------------------------
                                    Kirk C. Lehneis
                                    (Principal Executive Officer)



       Date:    August 13, 2018
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   *Print the name and title of each signing officer under his or her signature.